Taxes (Details 2) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Allowance for credit losses	$ 60,697	$ 30,716
Impairment	162,425	168,428
Accrued expenses	78,768	72,338
Deferred tax assets, net	$ 301,890	$ 271,482